Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	$ 18,027
Intangible Assets and Goodwill at end of period	$ 142,280	$ 18,027
Joint ventures
Intangible Assets and Goodwill
Proportion of interest sold	49.00%
Sale of controlling interest	$ 892
Gain (loss) on change in investment in joint venture	343
Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	19,821	13,004
Additions	150	474
Additions from business combinations	137,987	9,278
Disposals	(1,230)
Impairment loss	(1,390)
Foreign currency translation	(92)	(378)
Intangible Assets and Goodwill at end of period	155,246	19,821
Cost | Transition adjustment - IFRS 16
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(2,557)
Intangible Assets and Goodwill at end of period		(2,557)
Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(1,794)	(377)
Amortization	(11,376)	(1,608)
Disposals	160
Foreign currency translation	44
Intangible Assets and Goodwill at end of period	(12,966)	(1,794)
Accumulated depreciation | Transition adjustment - IFRS 16
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	191
Intangible Assets and Goodwill at end of period		191
Software
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	1,676
Intangible Assets and Goodwill at end of period	7,686	1,676
Software | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	2,282	1,848
Additions	150	474
Additions from business combinations	7,217
Foreign currency translation	(186)	(40)
Intangible Assets and Goodwill at end of period	9,463	2,282
Software | Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(606)	(111)
Amortization	(1,215)	(495)
Foreign currency translation	44
Intangible Assets and Goodwill at end of period	(1,777)	(606)
Licenses
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	8,788
Intangible Assets and Goodwill at end of period	33,573	8,788
Licenses | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	9,976	2,594
Additions from business combinations	37,406	7,382
Disposals	(1,230)
Impairment loss	(1,390)
Intangible Assets and Goodwill at end of period	44,762	9,976
Licenses | Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(1,188)	(75)
Amortization	(10,161)	(1,113)
Disposals	160
Intangible Assets and Goodwill at end of period	(11,189)	(1,188)
Lease Buyout | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period		2,557
Lease Buyout | Cost | Transition adjustment - IFRS 16
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(2,557)
Intangible Assets and Goodwill at end of period		(2,557)
Lease Buyout | Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period		(191)
Lease Buyout | Accumulated depreciation | Transition adjustment - IFRS 16
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	191
Intangible Assets and Goodwill at end of period		191
Brand Name
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	1,502
Intangible Assets and Goodwill at end of period	21,075	1,502
Brand Name | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	1,502	1,539
Additions from business combinations	19,552
Foreign currency translation	21	(37)
Intangible Assets and Goodwill at end of period	21,075	1,502
Goodwill
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	6,061
Intangible Assets and Goodwill at end of period	79,946	6,061
Goodwill | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	6,061	4,466
Additions from business combinations	73,812	1,896
Foreign currency translation	73	(301)
Intangible Assets and Goodwill at end of period	$ 79,946	$ 6,061